Loan Level Exceptions

Run Date - 5/12/2022

Recovco Loan ID	Redacted ID	Loan #1	Loan #2	Loan #3	Project Name	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Material Exceptions	Non-Material Exceptions	Resolved Exceptions	Acknowledged Exceptions
TW3LPHY2DYT	22NQM2 - 567	XXXXXXX			XXXXXXX	1	1	1	1	1	1	1	1
P2QBQ0X0QJR	22NQM2 - 568	XXXXXXX	XXXXXXX	3	1	1	3	1	1	1	1	*** (CURED) Appraisal not dated - EV R
COMMENT:   The Desktop Appraisal and BPO were missing.

*** (CURED) Value used by lender not supported - EV R
COMMENT:   The loan file is missing a secondary valuation from an approved vendor to support the origination value.

*** (CURED) Missing Appraisal - EV R
COMMENT:   The Desktop Appraisal and BPO were missing.

*** (CURED) Missing credit report - EV R
COMMENT:   The credit report was missing.

*** (CURED) Missing flood cert - EV R
COMMENT:   Flood Certificate was missing.

*** (CURED) Missing Title evidence - EV R
COMMENT:   The title insurance was missing.

*** (CURED) Subject or Comp Photos are missing or illegible - EV R
COMMENT:   The Desktop Appraisal and BPO were missing.

*** (CURED) VOM or VOR missing/required - EV R
																COMMENT: VOM for the loan paid by the subject closing XXXX mortgage was missing (Page 59).
BJA4FGLXVGG	22NQM2 - 569	XXXXXXX	XXXXXXX	3	1	3	3	1	1	1	1	*** (CURED) Hazard Insurance - EV R
COMMENT:   Missing evidence the outstanding homeowner’s insurance invoice was paid (Page 81).

*** (CURED) Value used by lender not supported - EV R
COMMENT:   The loan file is missing a secondary valuation from an approved vendor to support the origination value.

*** (CURED) Mortgage missing / unexecuted - EV R
COMMENT:   Missing the Mortgage/Security Agreement.

*** (CURED) Note is missing or unexecuted - EV R
																COMMENT: Missing the Note.
P0RF4SEG4WB	22NQM2 - 570	XXXXXXX			XXXXXXX	3	1	1	3	1	1	1	1			*** (CURED) Value used by lender not supported - EV R COMMENT: The loan file is missing a secondary valuation from an approved vendor to support the origination value.
JL10GGJ2WXC	22NQM2 - 571	XXXXXXX			XXXXXXX	3	1	1	3	1	1	1	1			*** (CURED) Value used by lender not supported - EV R COMMENT: The loan file is missing a secondary valuation from an approved vendor to support the origination value.